Report of the directors financial review risk report - Additional Downside Scenario (Details) - Additional Downside scenario ECL	6 Months Ended
Jun. 30, 2021
UK
Disclosure of financial assets [line items]
Probability	15.00%
UK | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(2.10%)
UK | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	9.30%
House price growth	(7.80%)
Short-term interest rate	1.00%
US
Disclosure of financial assets [line items]
Probability	5.00%
US | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(4.40%)
US | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	11.00%
House price growth	(5.70%)
Short-term interest rate	1.30%
Hong Kong
Disclosure of financial assets [line items]
Probability	5.00%
Hong Kong | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(10.60%)
Hong Kong | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	7.10%
House price growth	(17.00%)
Short-term interest rate	2.10%
Mainland China
Disclosure of financial assets [line items]
Probability	2.00%
Mainland China | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(7.40%)
Mainland China | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	5.70%
House price growth	(20.70%)
Short-term interest rate	4.80%
Canada
Disclosure of financial assets [line items]
Probability	10.00%
Canada | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(4.60%)
Canada | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	9.80%
House price growth	(16.10%)
Short-term interest rate	0.50%
France
Disclosure of financial assets [line items]
Probability	15.00%
France | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(3.10%)
France | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	11.10%
House price growth	(5.90%)
Short-term interest rate	0.30%
UAE
Disclosure of financial assets [line items]
Probability	5.00%
UAE | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(11.60%)
UAE | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	4.40%
House price growth	(18.10%)
Short-term interest rate	0.40%
Mexico
Disclosure of financial assets [line items]
Probability	5.00%
Mexico | 2021: Annual average growth rate
Disclosure of financial assets [line items]
GDP growth rate	(7.60%)
Mexico | 2022: Annual average growth rate
Disclosure of financial assets [line items]
Unemployment rate	6.10%
House price growth	0.90%
Short-term interest rate	7.20%